Cover	Dec. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2024
Entity File Number	001-33912
Entity Registrant Name	ENTERPRISE BANCORP, INC.
Entity Central Index Key	0001018399
Entity Tax Identification Number	04-3308902
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	222 Merrimack Street
Entity Address, City or Town	Lowell,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01852
City Area Code	978
Local Phone Number	459-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EBTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false